Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 14,605	$ 17,077	$ 9,871
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	996	659	454
Write-down of obsolete inventory	1,029	1,926	873
Liability for employees' severance benefits, net	(86)	174	23
Discount of marketable securities	758	729	579
Share-based compensation expense	1,266	668	544
Deferred taxes	(219)	(552)	22
Capital (gain) loss		1
Changes in assets and liabilities:
Accounts receivable - trade	(3,248)	(2,322)	(3,741)
Accounts receivable - other	188	(114)	(537)
Accounts receivable - Related parties	(6)	(139)	(37)
Inventories	3,416	(15,909)	(4,495)
Trade accounts payable	1,321	(1,474)	3,828
Other accounts payable and accrued expenses	649	1,220	1,436
Contingent consideration	45
Accounts payable - Related parties	(30)	(26)	69
Net cash provided by operating activities	20,684	1,918	8,889
Cash flows from investing activities
Proceeds from (investments in) short term bank deposits, net	(1,000)	(473)	2,483
Purchases of property, plant and equipment	(1,858)	(822)	(798)
Investment in intangible assets	(100)	(100)
Proceeds from maturity of marketable securities	14,750	12,500	8,955
Purchases of marketable securities	(11,740)	(11,384)	(17,992)
Acquisition of subsidiary, net of acquired cash (see Note 3)	(10,048)
Net cash used in investing activities	(9,996)	(279)	(7,352)
Cash flows from financing activities
Exercise of options	1,353	1,893	277
Dividend	(7,183)	(3,913)
Net cash provided by (used in) financing activities	(5,830)	(2,020)	277
Effect of exchange rate changes on cash balances held	35	72	9
Increase (decrease) in cash and cash equivalents	4,893	(309)	1,823
Cash and cash equivalents at beginning of year	12,997	13,306	11,483
Cash and cash equivalents at end of year	17,890	12,997	13,306
Supplementary cash flow information Non-cash transactions:
Investments in PPE and Intangible assets	87	207	9
Supplementary cash flow information Cash paid during the year for:
Income taxes	$ 1,277	$ 2,154	$ 635